Consolidated Statements of Operations $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
Operating revenues:
Fare revenues	$ 939,285	$ 18,487,858	$ 17,791,317	$ 17,790,130
Other passenger revenues	400,982	7,892,497	6,098,504	4,919,452
Passenger revenues	1,340,267	26,380,355	23,889,821	22,709,582
Other non-passenger services	35,430	697,357	727,392	590,355
Cargo	11,555	227,438	170,973	171,623
Operating revenues	1,387,252	27,305,150	24,788,186	23,471,560
Other operating income	(31,600)	(621,973)	(96,765)	(496,742)
Fuel	514,913	10,134,982	7,255,636	5,741,403
Aircraft and engine rent expenses	320,833	6,314,930	6,072,502	5,590,058
Landing, take-off and navigation expenses	232,840	4,582,967	4,009,915	3,272,051
Salaries and benefits	158,787	3,125,393	2,823,647	2,419,537
Sales, marketing and distribution expenses	76,269	1,501,203	1,691,524	1,413,348
Maintenance expenses	77,104	1,517,626	1,433,147	1,344,110
Other operating expenses	57,406	1,129,911	1,088,440	952,452
Depreciation and amortization	25,435	500,641	548,687	536,543
Operating (loss) income	(44,735)	(880,530)	(38,547)	2,698,800
Finance income	7,753	152,603	105,795	102,591
Finance cost	(6,114)	(120,334)	(86,357)	(35,116)
Foreign exchange (loss) gain, net	(3,682)	(72,475)	(793,854)	2,169,505
(Loss) income before income tax	(46,778)	(920,736)	(812,963)	4,935,780
Income tax benefit (expense)	12,104	238,236	161,175	(1,457,182)
Net (loss) income	$ (34,674)	$ (682,500)	$ (651,788)	$ 3,478,598
(Loss) Earnings per share basic: | (per share)	$ (0.034)	$ (0.674)	$ (0.644)	$ 3.438
(Loss) Earnings per share diluted: | (per share)	$ (0.034)	$ (0.674)	$ (0.644)	$ 3.438